Shareholders' Equity (Details) - COP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity [Line Items]
Nominal value (in Pesos)	$ 4,482,000	$ 4,482,000
Number of subscribed shares	1,344,720,453	1,344,720,453
Number of treasury shares	46,856,094	46,856,094
Almacenes Exito S.A.[Member]
Shareholders' Equity [Line Items]
Common shares authorized	1,590,000,000	1,590,000,000
Nominal value (in Pesos)		$ 3,330